Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Schedule of Activity Related of Investment
The following table summarizes the activity related to Polestar's investment in Polestar Technology:

Balance as of January 1, 2023	—
Investment in Polestar Technology	29,400
Elimination of effects of downstream sales	13,904
Recognized share of losses in Polestar Technology	(43,304)
Balance as of December 31, 2023	$—
The following table summarizes the activity related to Polestar's unrecognized losses in Polestar Technology:

Unrecognized balance as of January 1, 2023	—
Unrecognized share of losses in Polestar Technology	(1,407)
Unrecognized balance as of December 31, 2023	$(1,407)

Schedule of Financial Information Own Financial Statements
The following table provides summarized financial information from Polestar Technology's financial statements and a reconciliation to the carrying amount of Polestar's investment:

For the year ended December 31,
2023
Non-current assets	19,295
Current assets	95,770
Non-current liabilities	(8,774)
Current liabilities	(137,689)
Net liabilities	$(31,398)
The Group's share of net liabilities	(15,385)
Elimination of effects of downstream sales	13,904
Unrecognized losses in Polestar Technology	1,407
Other reconciling items	74
Carrying amount of the Group's investment in Polestar Technology	$—

Revenue	1,445
Net loss and total comprehensive loss	(91,247)
The Group's share of losses in Polestar Technology	$(44,711)